Disclosure of leases and similar arrangements	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Disclosure of leases and similar arrangements
Disclosure of leases and similar arrangements

As explained in note 35.1 above, the Group has changed its accounting policy for leases where the Group is the lessee. The new policy and the impact of the change is described in Note 35.1.

The Group as lessee

Operating leases:

The Group leases land for crop cultivation in Argentina. The leases have an average term of a crop year and are renewable at the option of the lessee for additional periods. Under the lease agreements, rent accrues generally at the time of harvest. Rent is payable at several times during the crop year. Lease expense was US$ 0.0 million for the year ended December 31, 2019 (2018: US$ 14.0 million; 2017: US$ 6.8 million). Lease expense is capitalized as part of biological assets.

The Group also leases various offices and machinery under cancellable operating lease agreements which involve no significant amount.

The future aggregate minimum lease payments under cancellable operating leases are as follows:

	2019	2018
No later than 1 year	—	9,082
Later than 1 year and no later than 5 years	—	426
	—	9,508

Agriculture “partnerships” (parceria by its exact term in Portuguese):

The Group enters into contracts with landowners to cultivate sugarcane on their land. These contracts have an average term of 6 years.

Under these contracts, the Group makes payments based on the market value of sugarcane per hectare (in tons) used by the Group in each harvest, with the market value based on the price of sugarcane published by CONSECANA and a fixed amount of total recoverable sugar per ton. Lease expense was US$ 9.2 million for the year ended December 31, 2019 (2018: US$ 41.10 million; 2017: US$ 38.5 million). Lease expense is included in “Initial recognition and changes in fair value of biological assets and agricultural produce” in the statement of income.

Finance leases:

Most of the leased assets carried in the consolidated statement of financial position as part of a finance lease relate to long-term rental and lease agreements for vehicles, machinery and equipment. Obligations under finance leasing totals US$ 522 and US$ 595 as of December 31, 2019 and 2018, respectively.

The Group as lessor

Operating leases:

The Group acts as a lessor in connection with an operating lease related to leased farmland, classified as investment property. The lease payments received are recognized in profit or loss. The lease has a term of ten years.

The following amounts have been recognized in the statement of income in the line “Sales goods and services rendered”:

	2019	2018	2017
Rental income	564	643	771

The future minimum rental payments receivable under cancellable leases are as follows:

	2019	2018
No later than 1 year	—	32
Later than 1 year and no later than 5 years	—	306
	—	338

Finance leases:

The Group does not act as a lessor in connection with finance leases.